RULE 24f-2 NOTICE

FOR

Fortis Money Portfolios, Inc.

2-65182

For Fiscal Year Ended
September 30, 1995

Shares registered under the Securities
Act of 1933, other than shares registered
pursuant to this section, which remained
unsold at the beginning of the above
fiscal year.    0

Number of shares registered during the
above fiscal year other than pursuant
to this rule.    0

Net shares sold during the above
fiscal year.  <55,916>

Shares registered under the Securities
Act of 1933, other than shares registered
pursuant to this section, which remained
unsold at the end of the above fiscal year.
     0

Net aggregate amount sold during the above year in reliance upon registration pursuant to this rule. $<55,916>

Sales Proceeds        213,084,969
Redeemed Value       -213,140,885
Redeemed Value Used       <55,916>
Divided by 2900 =       - 0 -

Dated:  November 24, 1995

       /s/
Tamara L. Fagely
Treasurer